FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 448	SFr 474
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(27)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(18)	7
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(14)	10
Foreign currency translation impact, liabilities	(22)	(16)
Balance at end of period, liabilities	394	448
Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(29)	46
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	101	1
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	73	213
Sales, liabilities	(164)	(106)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	4	(7)
Balance at end of period, liabilities	14	101
Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,246	3,854
Transfers in, liabilities	1,007	848
Transfers out, liabilities	(2,703)	(1,614)
Purchases, liabilities	45	471
Sales, liabilities	(56)	(310)
Issuances, liabilities	1,135	2,146
Settlements, liabilities	(1,498)	(2,375)
Gain (loss) on transfers in/out included in trading revenues, liabilities	340	260
Gain (loss) on all other activity included in trading revenues, liabilities	138	1,428
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	155	(462)
Balance at end of period, liabilities	2,809	4,246
Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	653	1,653
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,191	3,801
Transfers in, liabilities	838	829
Transfers out, liabilities	(2,553)	(1,611)
Purchases, liabilities	19	198
Sales, liabilities	(8)	(8)
Issuances, liabilities	1,135	2,146
Settlements, liabilities	(1,498)	(2,375)
Gain (loss) on transfers in/out included in trading revenues, liabilities	340	259
Gain (loss) on all other activity included in trading revenues, liabilities	166	1,410
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	154	(458)
Balance at end of period, liabilities	2,784	4,191
Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	629	1,646
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,010	1,921
Transfers in, liabilities	562	248
Transfers out, liabilities	(1,498)	(954)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	581	776
Settlements, liabilities	(644)	(536)
Gain (loss) on transfers in/out included in trading revenues, liabilities	353	167
Gain (loss) on all other activity included in trading revenues, liabilities	352	644
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	71	(256)
Balance at end of period, liabilities	1,787	2,010
Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	712	1,162
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,335	1,211
Transfers in, liabilities		539
Transfers out, liabilities		(562)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		1,111
Settlements, liabilities		(1,425)
Gain (loss) on transfers in/out included in trading revenues, liabilities		85
Gain (loss) on all other activity included in trading revenues, liabilities		502
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(126)
Balance at end of period, liabilities		1,335
Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		277
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	701	997
Transfers in, liabilities	359	37
Transfers out, liabilities	(550)	(294)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,766	1,307
Settlements, liabilities	(1,363)	(1,189)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(35)	4
Gain (loss) on all other activity included in trading revenues, liabilities	128	(62)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	26	(99)
Balance at end of period, liabilities	1,032	701
Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	72	94
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,268	12,610
Transfers in, liabilities	4,767	3,214
Transfers out, liabilities	(6,677)	(7,478)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	11,323	5,891
Settlements, liabilities	(6,863)	(5,622)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(38)	568
Gain (loss) on all other activity included in trading revenues, liabilities	(316)	(708)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(5)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	99
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(50)	(81)
Foreign currency translation impact, liabilities	267	(1,225)
Balance at end of period, liabilities	9,676	7,268
Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(32)	236
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,133	891
Transfers in, liabilities	1,802	689
Transfers out, liabilities	(1,979)	(676)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,052	1,022
Settlements, liabilities	(1,663)	(690)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(26)	40
Gain (loss) on all other activity included in trading revenues, liabilities	104	(38)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(1)	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(1)	(1)
Foreign currency translation impact, liabilities	43	(105)
Balance at end of period, liabilities	1,464	1,133
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(2)	(19)
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,526	11,458
Transfers in, liabilities	2,965	1,614
Transfers out, liabilities	(4,314)	(6,479)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	7,540	4,766
Settlements, liabilities	(5,038)	(4,577)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11	532
Gain (loss) on all other activity included in trading revenues, liabilities	(528)	(683)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1	98
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(47)	(92)
Foreign currency translation impact, liabilities	202	(1,111)
Balance at end of period, liabilities	6,318	5,526
Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(312)	224
Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	165
Transfers in, liabilities	0
Transfers out, liabilities	(2)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	1,616
Settlements, liabilities	(36)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	105
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	6
Balance at end of period, liabilities	1,854	165
Long-term debt | Long-term debt - of which other debt instruments over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	306
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,271	1,385
Transfers in, liabilities	21	160
Transfers out, liabilities	(556)	(183)
Purchases, liabilities	51	266
Sales, liabilities	(89)	(277)
Issuances, liabilities	116	129
Settlements, liabilities	(501)	(396)
Gain (loss) on transfers in/out included in trading revenues, liabilities	10	(33)
Gain (loss) on all other activity included in trading revenues, liabilities	(28)	37
Gain (loss) on transfers in/out included in other revenues, liabilities	113	0
Gain (loss) on all other activity included in other revenues, liabilities	66	300
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	44	(117)
Balance at end of period, liabilities	518	1,271
Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	26	64
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,035	19,321
Transfers in, liabilities	6,154	4,259
Transfers out, liabilities	(10,486)	(9,569)
Purchases, liabilities	169	950
Sales, liabilities	(309)	(693)
Issuances, liabilities	14,340	9,473
Settlements, liabilities	(10,225)	(9,609)
Gain (loss) on transfers in/out included in trading revenues, liabilities	277	799
Gain (loss) on all other activity included in trading revenues, liabilities	(96)	702
Gain (loss) on transfers in/out included in other revenues, liabilities	113	0
Gain (loss) on all other activity included in other revenues, liabilities	61	300
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	99
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(64)	(71)
Foreign currency translation impact, liabilities	474	(1,926)
Balance at end of period, liabilities	14,443	14,035
Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	690	2,093
Bank | Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	448	474
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(27)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(18)	7
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(14)	10
Foreign currency translation impact, liabilities	(22)	(16)
Balance at end of period, liabilities	394	448
Bank | Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(29)	46
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	101	1
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	73	213
Sales, liabilities	(164)	(106)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	4	(7)
Balance at end of period, liabilities	14	101
Bank | Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,246	3,854
Transfers in, liabilities	1,007	848
Transfers out, liabilities	(2,703)	(1,614)
Purchases, liabilities	45	471
Sales, liabilities	(56)	(310)
Issuances, liabilities	1,135	2,146
Settlements, liabilities	(1,498)	(2,375)
Gain (loss) on transfers in/out included in trading revenues, liabilities	340	260
Gain (loss) on all other activity included in trading revenues, liabilities	138	1,428
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	155	(462)
Balance at end of period, liabilities	2,809	4,246
Bank | Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	653	1,653
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,191	3,801
Transfers in, liabilities	838	829
Transfers out, liabilities	(2,553)	(1,611)
Purchases, liabilities	19	198
Sales, liabilities	(8)	(8)
Issuances, liabilities	1,135	2,146
Settlements, liabilities	(1,498)	(2,375)
Gain (loss) on transfers in/out included in trading revenues, liabilities	340	259
Gain (loss) on all other activity included in trading revenues, liabilities	166	1,410
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	154	(458)
Balance at end of period, liabilities	2,784	4,191
Bank | Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	629	1,646
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,010	1,921
Transfers in, liabilities	562	248
Transfers out, liabilities	(1,498)	(954)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	581	776
Settlements, liabilities	(644)	(536)
Gain (loss) on transfers in/out included in trading revenues, liabilities	353	167
Gain (loss) on all other activity included in trading revenues, liabilities	352	644
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	71	(256)
Balance at end of period, liabilities	1,787	2,010
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	712	1,162
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,335	1,211
Transfers in, liabilities		539
Transfers out, liabilities		(562)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		1,111
Settlements, liabilities		(1,425)
Gain (loss) on transfers in/out included in trading revenues, liabilities		85
Gain (loss) on all other activity included in trading revenues, liabilities		502
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(126)
Balance at end of period, liabilities		1,335
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		277
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	701	997
Transfers in, liabilities	359	37
Transfers out, liabilities	(550)	(294)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,766	1,307
Settlements, liabilities	(1,363)	(1,189)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(35)	4
Gain (loss) on all other activity included in trading revenues, liabilities	128	(62)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	26	(99)
Balance at end of period, liabilities	1,032	701
Bank | Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	72	94
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,286	12,749
Transfers in, liabilities	4,767	3,089
Transfers out, liabilities	(6,698)	(7,478)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	11,323	5,891
Settlements, liabilities	(6,863)	(5,622)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(36)	568
Gain (loss) on all other activity included in trading revenues, liabilities	(324)	(690)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	99
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(49)	(82)
Foreign currency translation impact, liabilities	270	(1,238)
Balance at end of period, liabilities	9,676	7,286
Bank | Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(31)	209
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,133	891
Transfers in, liabilities	1,802	689
Transfers out, liabilities	(1,979)	(676)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,052	1,022
Settlements, liabilities	(1,663)	(690)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(26)	40
Gain (loss) on all other activity included in trading revenues, liabilities	104	(38)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(1)	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(1)	(1)
Foreign currency translation impact, liabilities	43	(105)
Balance at end of period, liabilities	1,464	1,133
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(2)	(19)
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,526	11,458
Transfers in, liabilities	2,965	1,614
Transfers out, liabilities	(4,314)	(6,479)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	7,540	4,766
Settlements, liabilities	(5,038)	(4,577)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11	532
Gain (loss) on all other activity included in trading revenues, liabilities	(528)	(683)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1	98
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(47)	(92)
Foreign currency translation impact, liabilities	202	(1,111)
Balance at end of period, liabilities	6,318	5,526
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(312)	224
Bank | Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	165
Transfers in, liabilities	0
Transfers out, liabilities	(2)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	1,616
Settlements, liabilities	(36)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	105
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	6
Balance at end of period, liabilities	1,854	165
Bank | Long-term debt | Long-term debt - of which other debt instruments over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	306
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,250	1,367
Transfers in, liabilities	21	160
Transfers out, liabilities	(538)	(183)
Purchases, liabilities	51	266
Sales, liabilities	(89)	(277)
Issuances, liabilities	116	129
Settlements, liabilities	(493)	(390)
Gain (loss) on transfers in/out included in trading revenues, liabilities	10	(33)
Gain (loss) on all other activity included in trading revenues, liabilities	(28)	37
Gain (loss) on transfers in/out included in other revenues, liabilities	109	0
Gain (loss) on all other activity included in other revenues, liabilities	66	289
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	42	(115)
Balance at end of period, liabilities	517	1,250
Bank | Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	26	64
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,032	19,442
Transfers in, liabilities	6,154	4,134
Transfers out, liabilities	(10,489)	(9,569)
Purchases, liabilities	169	950
Sales, liabilities	(309)	(693)
Issuances, liabilities	14,340	9,473
Settlements, liabilities	(10,217)	(9,603)
Gain (loss) on transfers in/out included in trading revenues, liabilities	279	799
Gain (loss) on all other activity included in trading revenues, liabilities	(104)	720
Gain (loss) on transfers in/out included in other revenues, liabilities	109	0
Gain (loss) on all other activity included in other revenues, liabilities	66	289
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	99
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(63)	(72)
Foreign currency translation impact, liabilities	475	(1,937)
Balance at end of period, liabilities	14,442	14,032
Bank | Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr 691	SFr 2,066